Related Party Balances and Transactions	12 Months Ended
Jun. 30, 2022
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

NOTE 24 – RELATED PARTY BALANCES AND TRANSACTIONS

As of June 30, 2022 and 2021, the Company had $108,761 and $30,925 payable balances to Mr. Wenshan Xie, one of its major shareholders, for purchase of goods and services.

During the year ended June 30, 2022, Mr. Xie made payment of $419,619 for purchase of goods and services for the Company and the Company repaid $337,629 to Mr. Xie. During the year ended June 30, 2021, Mr. Xie made payment of $63,975 for purchase of goods and services for the Company and the Company repaid $24,575 to Mr. Xie. During the year ended June 30, 2020, the Company paid $8,475 in advance to Mr. Xie for purchase of goods and services.

On June 22, 2022, the Company granted 1,000,000 ordinary shares to its directors as their compensations at a fair value of $322,500 (par value of $100 and additional paid-in capital of $322,400).

On June 21, 2021, the Company granted 6,000 ordinary shares to three of its independent directors (2,000 shares for each director) as their compensations at a fair value of $213,840 (par value of $1 and additional paid-in capital of $213,839).